UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22435

Kayne Anderson Energy Development Company

(Exact name of registrant as specified in charter)

717 Texas Avenue, Suite 3100,

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC,

717 Texas Avenue, Suite 3100,

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2012

Date of reporting period: February 29, 2012

Item 1: Schedule of Investments

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

SCHEDULE OF INVESTMENTS

AS OF FEBRUARY 29, 2012

(amounts in 000’s)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 136.1%
Equity Investments(1) — 113.5%
United States — 113.5%
Public MLP and Other Equity — 78.7%
Alliance Holdings GP, L.P.	66	$3,341
Boardwalk Pipeline Partners, LP	26	707
Buckeye Partners, L.P.	101	6,037
Buckeye Partners, L.P. — Class B Units(2)(3)	96	5,233
Capital Product Partners L.P.	352	2,630
Chesapeake Granite Wash Trust	18	503
Chesapeake Midstream Partners, L.P.	110	3,140
Crestwood Midstream Partners LP	79	2,274
Crosstex Energy, L.P.	110	1,887
DCP Midstream Partners, LP	211	10,263
El Paso Pipeline Partners, L.P.	216	7,923
Enbridge Energy Partners, L.P.	220	7,163
Energy Transfer Equity, L.P.	403	17,508
Energy Transfer Partners, L.P.	248	11,748
Enterprise Products Partners L.P.	341	17,673
Exterran Partners, L.P.	213	5,049
Global Partners LP	205	4,499
Inergy, L.P.	202	3,520
Kinder Morgan Management, LLC(2)	94	7,556
MarkWest Energy Partners, L.P.	55	3,290
Oiltanking Partners, L.P.	36	1,173
ONEOK Partners, L.P.	276	16,088
Penn Virginia Resource Partners, L.P.	360	8,985
Plains All American Pipeline, L.P.(4)	103	8,499
Regency Energy Partners LP	463	12,263
SandRidge Permian Trust	166	4,023
Targa Resources Corp.	29	1,306
Targa Resources Partners LP	101	4,291
Teekay LNG Partners L.P.	62	2,415
Teekay Offshore Partners L.P.	133	3,897
Tesoro Logistics LP	86	3,144
The Williams Companies, Inc.	145	4,342
TransMontaigne Partners L.P.	20	707
VOC Energy Trust	68	1,471
Western Gas Partners, LP	38	1,758
Williams Partners L.P.	61	3,820

		200,126

Private MLP and Other Private Equity(3)(4) — 34.8%
Direct Fuels Partners, L.P. — Class A Common Units	2,500	35,000
Direct Fuels Partners, L.P. — Convertible Preferred Units(5)	144	2,923
Direct Fuels Partners, L.P. — Class D Preferred Units(6)	324	6,545
Plains All American GP LLC	3	6,817

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

SCHEDULE OF INVESTMENTS

AS OF FEBRUARY 29, 2012

(amounts in 000’s)

(UNAUDITED)

Description	No. of Shares/Units	Value
Private MLP and Other Private Equity(3)(4) (continued)
ProPetro Services, Inc.(7)	150,097	$19,321
VantaCore Partners LP(2)	1,465	12,816
VantaCore Partners LP — Class A Preferred Units(2)(8)	175	2,714
VantaCore Partners LP — Class B Preferred Units(2)(9)	133	2,335

		88,471

Total Equity Investments (Cost $227,446)		288,597

	Interest Rate	Maturity Date	Principal Amount
Debt Investments — 22.6%
United States — 20.3%
Upstream — 7.2%
Aurora Oil & Gas Limited	9.875%	2/15/17	$3,500	3,605
BreitBurn Energy Partners L.P.	7.875	4/15/22	1,250	1,316
Carrizo Oil & Gas, Inc.	8.625	10/15/18	3,000	3,135
CrownRock LP	10.000	8/15/16	3,250	3,445
Eagle Rock Energy Partners, L.P.	8.375	6/1/19	750	776
Laredo Petroleum, Inc.	9.500	2/15/19	5,500	6,091

				18,368

Midstream — 5.3%
Crestwood Holdings Partners, LLC	(10)	10/1/16	6,437	6,566
Crestwood Holdings Partners, LLC	(11)	10/1/16	5,750	5,865
Niska Gas Storage Partners LLC	8.875	3/15/18	1,000	965

				13,396

Other Energy — 7.8%
Calumet Specialty Products Partners, L.P.	9.375	5/1/19	2,000	2,095
Foresight Energy LLC	9.625	8/15/17	5,000	5,350
ProPetro Services, Inc.(3)(4)(12)	13.000	6/30/13	12,361	12,361

				19,806

Total United States (Cost $74,764)				51,570

Canada — 2.3%
Upstream — 2.3%
PetroBakken Energy Ltd.	8.625	2/1/20	3,500	3,728
Southern Pacific Resource Corp.	(13)	1/7/16	1,985	2,025

Total Canada (Cost $5,510)				5,753

Total Debt Investments (Cost $80,274)				57,323

Total Long-Term Investments (Cost $307,720)				345,920

Senior Secured Revolving Credit Facility Borrowings				(77,000)
Other Liabilities in Excess of Other Assets				(14,718)

Net Assets				$254,202

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	All or a portion of distributions are paid-in-kind.

(3)	Fair valued and restricted security.

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

SCHEDULE OF INVESTMENTS

AS OF FEBRUARY 29, 2012

(amounts in 000’s)

(UNAUDITED)

(4)	Kayne Anderson Energy Development Company (the “Company”) believes that it is an affiliate of Direct Fuels Partners, L.P. (“Direct Fuels”), Plains All American GP LLC, Plains All American Pipeline, L.P., ProPetro Services, Inc. (“ProPetro”) and VantaCore Partners LP (“VantaCore”).

(5)	The Convertible Preferred Units consist of three classes — Class A, B and C. Each class has a liquidation preference of $20.00 per unit and is convertible into Class A Common Units.

(6)	The Class D Preferred Units are senior to Direct Fuels’ Convertible Preferred Units and Class A Common Units. The Class D Preferred Units have a liquidation preference of $20.00 per unit.

(7)	Security is non-income producing.

(8)	The Class A Preferred Units have a liquidation preference of $17.50 per unit and were issued by VantaCore to holders of the Common and Class A Preferred Units to the extent that such units did not receive full cash distributions. The Class A Preferred Units have a minimum quarterly distribution of $0.475 per unit and are senior to VantaCore’s Common Units in liquidation preference.

(9)	The Class B Preferred Units have a liquidation preference of $17.50 per unit and were issued on August 3, 2011 in connection with VantaCore’s acquisition of a quarry owned by a third-party. One year after issuance, the holders of Class B Preferred Units will receive 0.25 common units of VantaCore for each Class B Preferred Unit held. The Class B Preferred Units have a minimum quarterly distribution of $0.3825 per unit and are senior to all other equity classes of VantaCore in liquidation preference.

(10)	Floating rate first lien senior secured term loan. Security pays interest at a rate of LIBOR + 850 basis points, with a 2% LIBOR floor (10.50% as of February 29, 2012).

(11)	Floating rate first lien senior secured term loan. Security pays interest at a rate of LIBOR + 800 basis points with a 1.5% LIBOR floor (9.50% as of February 29, 2012).

(12)	Fixed rate first lien term loan. Effective February 1, 2012, security pays interest in-kind that is added to the outstanding principal of the term loan at a rate of 13.00%. Prior to February 1, 2012, the security paid interest in-kind at a rate of 15.00%.

(13)	Floating rate second lien secured term loan. Security pays interest at base rate + 750 basis points (10.75% as of February 29, 2012).

From time to time, certain of the Company’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended, cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Company’s investments have restrictions such as lock-up agreements that preclude the Company from offering these securities for public sale.

At February 29, 2012, the Company held the following restricted investments.

Investment	Security	Acquisition Date	Type of Restriction	Number of Units, Warrants, or Principal ($) (in 000s)	Cost Basis	Fair Value	Fair Value per Unit/ Warrant	Percent of Net Assets	Percent of Total Assets
Level 3 Investments(1)
Buckeye Partners, L.P.	Class B Units	6/10/11	(2)	96	$5,002	$5,233	$54.45	2.0%	1.5%
Direct Fuels Partners, L.P. (3)	Class A Common Units	6/11/07	(4)	2,500	41,359	35,000	14.00	13.8	9.8
Direct Fuels Partners, L.P.	Class A Convertible Preferred Units(5)	5/14/09	(4)	96	1,952	1,948	20.20	0.8	0.5
Direct Fuels Partners, L.P.	Class B Convertible Preferred Units(5)	8/25/09	(4)	27	538	548	20.40	0.2	0.1
Direct Fuels Partners, L.P.	Class C Convertible Preferred Units(5)	11/20/09	(4)	20	408	427	21.00	0.2	0.1
Direct Fuels Partners, L.P.	Class D Preferred Units	(6)	(4)	324	6	6,545	20.20	2.5	1.8
Plains All American GP LLC (7)	Common Units	(8)	(4)	3	4,738	6,817	1,957	2.7	1.9
ProPetro Services, Inc.	Common Shares	2/15/07	(4)	150,097	13	19,321	0.13	7.6	5.4
ProPetro Services, Inc.	Secured Term Loan	2/15/07	(4)	$12,361	37,650	12,361	n/a	4.9	3.5
VantaCore Partners LP (9)	Class A Common Units	(8)	(4)	1,465	20,845	12,816	8.75	5.0	3.6
VantaCore Partners LP (10)	Class A Preferred Units	(8)	(4)	175	—	2,714	15.50	1.1	0.8
VantaCore Partners LP (11)	Class B Preferred Units	8/3/11	(4)	133	1,833	2,335	17.50	0.9	0.7

Total					$114,344	$106,065		41.7%	29.7%

Level 2 Investments(12)
Aurora Oil & Gas Limited	Senior Notes	2/1/12	(2)	$3,500	$3,449	$3,605	n/a	1.4%	1.0%
BreitBurn Energy Partners L.P.	Senior Notes	2/1/12	(2)	1,250	1,239	1,316	n/a	0.5	0.4
Crestwood Holdings Partners, LLC	Secured Term Loan	(8)	(4)	6,437	6,356	6,566	n/a	2.6	1.8
Crestwood Holdings Partners, LLC	Secured Term Loan	2/1/12	(4)	5,750	5,722	5,865	n/a	2.3	1.6
CrownRock LP	Senior Notes	8/12/11	(4)	3,250	3,030	3,445	n/a	1.4	1.0
Foresight Energy LLC	Senior Notes	8/6/10	(4)	5,000	4,974	5,350	n/a	2.1	1.5
PetroBakken Energy Ltd.	Senior Notes	1/25/12	(2)	3,500	3,482	3,728	n/a	1.5	1.0
Southern Pacific Resource Corp.	Secured Term Loan	5/5/11	(2)	1,985	2,028	2,025	n/a	0.8	0.6

Total					$30,280	$31,900		12.6%	8.9%

Total of all restricted securities					$144,624	$137,965		54.3%	38.6%

(1)	Securities are valued using inputs reflecting the Company’s own assumptions.

(2)	Unregistered or restricted security of a publicly traded company.

(3)	The Company’s investment in Direct Fuels includes 200 incentive distribution rights (20% of total outstanding incentive distribution rights) for which the Company assigns a value of zero.

(4)	Unregistered security of a private company.

(5)	The Direct Fuels Convertible Preferred Units consist of three classes — Class A, B and C. Each class has a liquidation preference of $20.00 per unit and is convertible into Class A Common Units. The Class A Preferred Units are convertible into Class A Common Units at a price of $20.00 per unit. The Class B Preferred Units are convertible into Class A Common Units at a price of $18.50 per unit. The Class C Preferred Units are convertible into Class A Common Units at a price of $15.50 per unit.

(6)	The Direct Fuels Class D Preferred Units are senior to Direct Fuels’ Convertible Preferred Units and Class A Common Units.

(7)	In determining the fair value for Plains All American GP LLC (“PAA GP”), the Company’s valuation is based on publicly available information. Robert V. Sinnott, the CEO of Kayne Anderson Capital Advisors, L.P. (“KACALP”), sits on PAA GP’s board of directors. Certain private investment funds managed by KACALP may value their investment in PAA GP based on non-public information, and, as a result, such valuation may be different than the Company’s valuation.

(8)	Security was acquired at various dates during the three months ended February 29, 2012 and/or in prior years.

(9)	The Company’s investment in VantaCore includes 1,823 incentive distribution rights (18% of total outstanding incentive distribution rights) for which the Company assigns a value of zero.

(10)	The VantaCore Class A Preferred Units are senior to the VantaCore Common Units in liquidation preference. The Class A Preferred Units have a liquidation preference of $17.50 per unit and were issued by VantaCore to holders of the common and preferred units to the extent that such units did not receive full cash distributions.

(11)	The Class B Preferred Units have a liquidation preference of $17.50 per unit and were issued on August 3, 2011 in connection with VantaCore’s acquisition of a quarry owned by a third-party. After one year of issuance, the holders of Class B Preferred Units will receive 0.25 common units of VantaCore for each Class B Preferred Unit held. The Class B Preferred Units have a minimum quarterly distribution of $0.3825 per unit and are senior to all other equity classes of VantaCore in liquidation preference.

(12)	These securities have a fair market value determined by the mean of the bid and ask prices provided by an agent or syndicate bank, principal market maker or an independent pricing service. These securities have limited trading volume and are not listed on a national exchange.

At February 29, 2012, the cost basis of investments for federal income tax purposes was $294,326. At February 29, 2012, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation of investments	$84,158
Gross unrealized depreciation of investments	(32,564)

Net unrealized appreciation	$51,594

The identified cost basis of federal tax purposes is estimated based on information available from the Company’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included in this footnote.

As required by the Fair Value Measurement Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, the Company has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

•	Level 1 — Quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Company has access at the date of measurement.

•

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Company’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Company’s assets measured at fair value on a recurring basis at February 29, 2012, and the Company presents these assets by security type and description on its Schedule of Investments.

Assets at Fair Value	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	One or More Unobservable Inputs (Level 3)
Equity investments	$288,597	$194,893	$—	$93,704
Debt investments	57,323	—	44,962	12,361
Other receivable(1)	5,030	—	—	5,030

Total assets at fair value	$350,950	$194,893	$44,962	$111,095

(1)	On April 18, 2011, the Company completed its sale of International Resource Partners (“IRP”). A portion of the total consideration was placed in escrow with the balance being paid in cash. Proceeds will be released from the escrow upon satisfaction of certain post-closing obligations or the expiration of certain time periods. The other receivable represents the Company’s estimated fair value of its portion of the escrow ($5,030).

The following table presents the Company’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended February 29, 2012.

	Total	Other Receivable(2)	Debt	Equity
Balance — November 30, 2011	$108,709	$5,030	$11,923	$91,756
Sales	—	—	—	—
Realized gains (losses)	—	—	—	—
Unrealized gains (losses), net(1)	4,452	—	438	4,014
Purchases	—	—	—	—
Issuances	648	—	—	648
Transfer out	(2,714)	—	—	(2,714)
Settlements	—	—	—	—

Balance — February 29, 2012	$111,095	$5,030	$12,361	$93,704

(1)	The $4,452 of unrealized gains relate to investments that are still held at February 29, 2012.

(2)	The amount reflects the fair value of the receivable, held in escrow, that the Company expects to receive in connection with the sale of IRP.

The issuances of $648 for the three months ended February 29, 2012 relate to the Class A Preferred Units of VantaCore and the Class B Units of Buckeye Partners, L.P. The Company’s investment in the common units of Teekay Offshore Partners L.P., which is noted as a transfer out of Level 3 in the table above, became readily marketable during the three months ended February 29, 2012.

The Company did not have any liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at February 29,2012.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Company’s annual report previously filed with the Securities and Exchange Commission on form N-CSR on February 7, 2012 with a file number 811-22435.

Other information regarding the Company is available in the Company’s most recent annual report. This information is also available on the Company’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission, www.sec.gov.

Item 2:	Controls and Procedures

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits

1.	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

/s/ Kevin S. McCarthy
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors,
President and Chief Executive Officer
Date:	April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin S. McCarthy
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:	April 27, 2012

/s/ Terry A. Hart
Name:	Terry A. Hart
Title:	Chief Financial Officer and Treasurer
Date:	April 27, 2012